Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 58,018	$ 96,417
Restricted cash	1,000	870
Pool receivable from affiliates, net (note 12b)	30,396	62,735
Accounts receivable	43,611	28,313
Vessel held for sale (note 13)	14,000	0
Due from affiliates (note 12b)	80,075	67,159
Current portion of derivative assets	1,345	0
Prepaid expenses	22,736	24,320
Total current assets	251,181	279,814
Vessels and equipment At cost, less accumulated depreciation of $432.5 million (2015 - $391.0 million)	1,706,288	1,767,925
Investment in and advances to equity accounted investments (note 5)	77,862	86,808
Derivative assets (note 8)	916	5,164
Intangible assets - net (note 17)	19,342	29,619
Goodwill (note 17)	8,059	0
Other non-current assets	82	146
Total assets	2,063,730	2,169,476
Current
Accounts payable	10,784	16,717
Accrued liabilities	47,121	62,029
Current portion of long-term debt (note 7)	151,761	174,047
Current portion of derivative liabilities (note 8)	3,248	6,330
Current portion of in-process revenue contracts (notes 6 and 16)	0	1,223
Deferred revenue	475	2,676
Due to affiliates (note 12b)	15,409	26,630
Total current liabilities	228,798	289,652
Long-term debt (note 7)	892,509	990,558
Derivative liabilities (note 8)	5,177	4,208
Other long-term liabilities (note 9)	11,929	7,597
Total liabilities	1,138,413	1,292,015
Commitments and contingencies (notes 5, 7 and 8)
Equity
Common stock and additional paid-in capital (300.0 million shares authorized, 133.1 million Class A and 23.2 million Class B shares issued and outstanding as of June 30, 2016 and 132.8 million Class A and 23.2 million Class B shares issued and outstanding as of December 31, 2015)	1,095,322	1,094,874
Accumulated deficit	(170,005)	(217,413)
Total equity	925,317	877,461
Total liabilities and equity	$ 2,063,730	$ 2,169,476